SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Non-Cash Investing Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in Non-Cash Working Capital
Accounts payable - investing	$ 3,420	$ 32,793	$ (28,390)
Settlement on divestment	(13,053)
Loan receivable	(31,172)
Marketable securities	(20,654)
Accounts receivable	(3,128)
Non-cash working capital -Canadian divestments	$ (54,954)